Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of fair value of derivative financial instruments (Detail) - PEN (S/)
S/ in Thousands
12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Assets	[1]	S/ 72,746	S/ 99,099
Liabilities	[1]	87,101	100,784
Notional amount	[1]	10,736,076	8,056,031
Notional amount		2,334,880	2,578,515
Effective part recognized in other comprehensive income during the year		(17,180)	(22,671)
Assets		70,455	59,002
Liabilities		15,187	44,611
Derivative financial assets		143,201	158,101
Derivative financial liabilities		102,288	145,395
Notional amount		13,070,956	10,634,546
Forward Exchange Contracts Due Between January 2025 and June 2026 [Member]
Disclosure of financial assets [line items]
Assets	[1]	22,336
Liabilities	[1]	45,012
Notional amount	[1]	S/ 7,092,071
Maturity	[1]	Between January 2025 and June 2026
Cross Swaps Between January 2025 and November 2029 [Member]
Disclosure of financial assets [line items]
Assets	[1]	S/ 11,593
Liabilities	[1]	13,277
Notional amount	[1]	S/ 1,899,348
Maturity	[1]	Between January 2025 and November 2029
Interest Rate Swaps Between January 2025 and June 2036 [Member]
Disclosure of financial assets [line items]
Assets	[1]	S/ 38,817
Liabilities	[1]	28,812
Notional amount	[1]	S/ 1,742,139
Maturity	[1]	Between January 2025 and June 2036
Options Between January 2025 and July 2025 [Member]
Disclosure of financial assets [line items]
Notional amount	[1]	S/ 2,518
Maturity	[1]	Between January 2025 and July 2025
Cross Currency Swaps Due October 2026 [member]
Disclosure of financial assets [line items]
Notional amount		S/ 1,129,200	1,112,700
Effective part recognized in other comprehensive income during the year		S/ (6,754)	S/ (10,199)
Maturity		October 2026	October 2026
Hedged instruments		Corporate bonds	Corporate bonds
Caption of the consolidated statements of financial position where the hedged item has been recognized		Bonds, notes and obligations outstanding	Bonds, notes and obligations outstanding
Assets		S/ 5,953	S/ 2,958
Liabilities		3,415	7,383
Cross Currency Swaps Due October 2027 [member]
Disclosure of financial assets [line items]
Notional amount		565,500	556,950
Effective part recognized in other comprehensive income during the year		S/ (10,463)	S/ (3,309)
Maturity		October 2027	October 2027
Hedged instruments		Senior bond	Senior bond
Caption of the consolidated statements of financial position where the hedged item has been recognized		Bonds, notes and obligations outstanding	Bonds, notes and obligations outstanding
Assets		S/ 54,218	S/ 56,044
Cross Currency Swaps Due June 2025 [Member]
Disclosure of financial assets [line items]
Notional amount		188,200
Effective part recognized in other comprehensive income during the year		S/ 1,002
Maturity		June 2025
Hedged instruments		Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents
Assets		S/ 3,168
Cross Currency Swaps Due May 2025 [member]
Disclosure of financial assets [line items]
Notional amount		188,200	185,450
Effective part recognized in other comprehensive income during the year		S/ 742	S/ (1,234)
Maturity		May 2025	May 2025
Hedged instruments		Due to banks	Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents	Due to banks and correspondents
Liabilities		S/ 404	S/ 3,823
Cross Currency Swaps Due October 2027 One [member]
Disclosure of financial assets [line items]
Notional amount		75,400	74,260
Effective part recognized in other comprehensive income during the year		S/ (1,418)	S/ (2,401)
Maturity		October 2027	October 2027
Hedged instruments		Senior bond	Senior bond
Caption of the consolidated statements of financial position where the hedged item has been recognized		Bonds, notes and obligations outstanding	Bonds, notes and obligations outstanding
Liabilities		S/ 5,518	S/ 5,245
Cross Currency Swaps Due October 2027 Two [member]
Disclosure of financial assets [line items]
Notional amount		75,400	74,260
Effective part recognized in other comprehensive income during the year		S/ (1,537)	S/ (1,923)
Maturity		October 2027	October 2027
Hedged instruments		Senior bond	Senior bond
Caption of the consolidated statements of financial position where the hedged item has been recognized		Bonds, notes and obligations outstanding	Bonds, notes and obligations outstanding
Liabilities		S/ 5,433	S/ 5,041
Cross Currency Swaps Due February 2025 [member]
Disclosure of financial assets [line items]
Notional amount		75,280	74,180
Effective part recognized in other comprehensive income during the year		S/ 588	S/ (619)
Maturity		February 2025	February 2025
Hedged instruments		Due to banks	Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents	Due to banks and correspondents
Assets		S/ 7,116
Liabilities			S/ 811
Cross Currency Swaps Due October 2027 Three [Member]
Disclosure of financial assets [line items]
Notional amount		37,700
Effective part recognized in other comprehensive income during the year		S/ (433)
Maturity		October 2027
Hedged instruments		Senior bond
Caption of the consolidated statements of financial position where the hedged item has been recognized		Bonds, notes and obligations outstanding
Liabilities		S/ 417
Cross Currency Swaps [member]
Disclosure of financial assets [line items]
Effective part recognized in other comprehensive income during the year		S/ 218	S/ (669)
Hedged instruments		Due to banks	Corporate bonds
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents	Bonds, notes and obligations outstanding
Cross Currency Swaps One [Member]
Disclosure of financial assets [line items]
Effective part recognized in other comprehensive income during the year		S/ 632
Hedged instruments		Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents
Cross Currency Swaps Two [Member]
Disclosure of financial assets [line items]
Effective part recognized in other comprehensive income during the year		S/ 243
Hedged instruments		Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents
Forward Exchange Contracts Due between January 2024 and December 2025 [member]
Disclosure of financial assets [line items]
Assets	[1]		S/ 36,595
Liabilities	[1]		29,517
Notional amount	[1]		S/ 4,875,692
Maturity	[1]		Between January 2024 and December 2025
Interest Rate Swaps Due between March 2024 and June 2036 [member]
Disclosure of financial assets [line items]
Assets	[1]		S/ 40,350
Liabilities	[1]		25,196
Notional amount	[1]		S/ 1,530,493
Maturity	[1]		Between March 2024 and June 2036
Cross Swaps Due between January 2024 and April 2028 [member]
Disclosure of financial assets [line items]
Assets	[1]		S/ 20,982
Liabilities	[1]		44,897
Notional amount	[1]		S/ 1,370,799
Maturity	[1]		Between January 2024 and April 2028
Options Due between January 2024 and December 2024 [member]
Disclosure of financial assets [line items]
Assets	[1]		S/ 1,172
Liabilities	[1]		1,174
Notional amount	[1]		S/ 279,047
Maturity	[1]		Between January 2024 and December 2024
Cross Currency Swaps Due between January 2025 and June 2025 [member]
Disclosure of financial assets [line items]
Notional amount			S/ 241,085
Effective part recognized in other comprehensive income during the year			S/ (1,374)
Maturity			Between January 2025 and June 2025
Hedged instruments			Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized			Due to banks and correspondents
Liabilities			S/ 3,020
Cross Currency Swaps Due August 2024 [member]
Disclosure of financial assets [line items]
Notional amount			111,270
Effective part recognized in other comprehensive income during the year			S/ (578)
Maturity			August 2024
Hedged instruments			Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized			Due to banks and correspondents
Liabilities			S/ 6,708
Cross Currency Swaps Due October 2024 [member]
Disclosure of financial assets [line items]
Notional amount			111,270
Effective part recognized in other comprehensive income during the year			S/ (277)
Maturity			October 2024
Hedged instruments			Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized			Due to banks and correspondents
Liabilities			S/ 9,442
Cross Currency Swaps Due November 2024 [member]
Disclosure of financial assets [line items]
Notional amount			37,090
Effective part recognized in other comprehensive income during the year			S/ (88)
Maturity			November 2024
Hedged instruments			Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized			Due to banks and correspondents
Liabilities			S/ 3,138

[1]	During the years 2024, 2023 and 2022, the Group recognized losses for S/13,793,000, gains for S/68,315,000 and losses for S/4,523,000 , respectively, as a result of the valuation of derivative financial instruments held for trading, which were recorded in the caption “Net (loss) gain from financial assets at fair value through profit or loss” in the consolidated statement of income.